Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Troubled Debt Restructuring Loans (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Troubled debt restructuring, number of contracts	8	8
Troubled debt restructuring, recorded investment	$ 714,000	$ 733,000
Troubled debt restructuring, related allowance	26,000	39,000
Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 714,000	$ 733,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructuring, number of contracts	5	5
Troubled debt restructuring, recorded investment	$ 536,000	$ 551,000
Troubled debt restructuring, related allowance	25,000	28,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 536,000	$ 551,000
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 133,000	$ 133,000
Troubled debt restructuring, related allowance	1,000	11,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 133,000	$ 133,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Troubled debt restructuring, number of contracts	2	2
Troubled debt restructuring, recorded investment	$ 45,000	$ 49,000
Troubled debt restructuring, related allowance
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment	$ 45,000	$ 49,000
Commercial Portfolio Segment [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Commercial Portfolio Segment [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Commercial Portfolio Segment [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member]
Troubled debt restructuring, number of contracts
Troubled debt restructuring, recorded investment
Troubled debt restructuring, related allowance
Consumer Portfolio Segment [Member] | Nonaccruing Instrument [Member]
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member] | Accruing Instrument [Member]
Troubled debt restructuring, recorded investment